Ensemble Fund
	Schedule of Investments
	July 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Chemicals & Allied Products
190,729	Perimeter Solutions, SA (Luxembourg) *	$ 1,848,164	3.02%

Electromedical & Electrotherapeutic Apparatus
18,901	Masimo Corporation *	2,022,029	3.30%

Entertainment
184,471	Nintendo Co., Ltd. **	2,530,942	4.14%

Laboratory Analytical Instruments
14,126	Illumina, Inc. *	1,731,848	2.83%

Motor Vehicles & Passenger Car Bodies
5,428	Ferrari N.V. (Italy)	2,241,818	3.66%

Operative Builders
486	NVR, Inc. *	4,183,235	6.83%

Pumps & Pumping Equipment
11,820	IDEX Corp.	2,464,234	4.03%

Retail - Building Materials, Hardware, Garden Supply
11,380	Fastenal Company	805,135	1.32%

Retail - Lumber & Other Building Materials Dealers
13,318	The Home Depot, Inc.	4,903,155	8.01%

Rubber & Plastics Footwear
15,274	NIKE, Inc. - Class B	1,143,412	1.87%

Semiconductors & Related Devices
13,052	Analog Devices, Inc.	3,019,972	4.93%

Services - Business Services, NEC
19,716	Broadridge Financial Solutions, Inc.	4,219,224
11,148	MasterCard Incorporated - Class A	5,169,439
		9,388,663	15.34%

Services - Computer Programming, Data Processing, Etc.
20,544	Alphabet Inc. - Class A	3,524,118	5.76%

Services - Engineering, Accounting, Research, Management
22,008	Paychex, Inc.	2,817,464	4.60%

Services - Medical Laboratories
2,354	GRAIL, Inc. *	36,205	0.06%

Services - Prepackaged Software
3,686	ServiceNow, Inc. *	3,001,842
9,568	Veeva Systems, Inc. - Class A *	1,836,386
		4,838,228	7.91%

Services - Video Tape Rental
6,554	Netflix, Inc. *	4,118,206	6.73%

Title Insurance
46,658	First American Financial Corporation	2,826,542	4.62%

Transportation Services
1,185	Booking Holdings Inc.	4,402,287	7.19%

Trucking (No Local)
11,976	Landstar System, Inc.	2,278,434	3.72%

Total for Common Stocks (Cost - $47,170,941)		61,124,089	99.87%

MONEY MARKET FUNDS
116,953	Goldman Sachs Financial Square Government -
	Institutional Class 5.21% ***	116,953	0.19%
	(Cost - $116,953)

	Total Investments	61,241,044	100.06%
	(Cost - $47,287,894)

	Liabilities in Excess of Other Assets	(35,905)	-0.06%

	Net Assets	$ 61,205,139	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at July 31, 2024.